Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases

Commitments for minimum lease payments in relation to non-cancellable operating leases are payable as follows:

	2017	2016
Within one year	144,424	163,336
Later than one year but not later than five years	346,832	345,374
Later than five years	167,227	101,328

	658,483	610,038

Schedule of Payments Recognized	Rental expense relating to operating leases are as follows:

	2017	2016	2015
Minimum lease payments	812,385	837,575	751,816
Contingent rentals	—	—	1,733

Total	812,385	837,575	753,549